FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
		Fair value measurements using input type
	Fair value	June 30,	December 31,
	hierarchy	2024	2023
		$ thousands

Derivatives instruments	Level 2	87	920

Total assets, net		87	920